John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66221

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

April 4, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on March 30, 2018 (Accession No. 0001398344-18-004956) for the HedgeRow Income and Opportunity Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.